PENSION AND OTHER POSTRETIREMENT BENEFITS - Strategic Target Asset Allocation (Details)	Jun. 29, 2018
Minimum | Equity investments
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocation	45.00%
Minimum | Fixed income investments
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocation	20.00%
Minimum | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocation	5.00%
Minimum | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocation	0.00%
Maximum | Equity investments
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocation	75.00%
Maximum | Fixed income investments
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocation	42.00%
Maximum | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocation	15.00%
Maximum | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocation	10.00%